Accumulated Other Comprehensive Loss	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Loss

C. Accumulated Other Comprehensive Loss

The following table details the activity of the three components that comprise Accumulated other comprehensive loss for both Alcoa Corporation and noncontrolling interest:

	Alcoa Corporation		Noncontrolling Interest
	Third quarter ended September 30,		Third quarter ended September 30,
	2016	2015	2016	2015
Pension and other postretirement benefits (L)
Balance at beginning of period	$(353)	$(383)	$(53)	$(59)
Establishment of defined benefit plans	(2,704)	—	—	—
Other comprehensive income (loss):
Unrecognized net actuarial loss and prior service cost/benefit	(22)	49	(1)	10
Tax benefit (expense)	17	(11)	—	(1)

Total Other comprehensive (loss) income before reclassifications, net of tax	(5)	38	(1)	9

Amortization of net actuarial loss and prior service cost/benefit(1)	38	5	1	—
Tax expense(2)	(13)	(1)	(1)	—

Total amount reclassified from Accumulated other comprehensive loss, net of tax(6)	25	4	—	—

Total Other comprehensive income (loss)	20	42	(1)	9

Balance at end of period	$(3,037)	$(341)	$(54)	$(50)

Foreign currency translation
Balance at beginning of period	$(1,437)	$(1,282)	$(640)	$(569)
Other comprehensive income (loss)(3)	32	(743)	45	(298)

Balance at end of period	$(1,405)	$(2,025)	$(595)	$(867)

Cash flow hedges (M)
Balance at beginning of period	$334	$167	$11	$(6)
Other comprehensive (loss) income:
Net change from periodic revaluations	(434)	302	20	1
Tax benefit (expense)	95	(105)	(6)	—

Total Other comprehensive (loss) income before reclassifications, net of tax	(339)	197	14	1

Net amount reclassified to earnings:
Aluminum contracts(4)	4	2	—	—
Energy contracts(5)	(50)	—	(34)	—

Sub-total	(46)	2	(34)	—
Tax benefit(2)	15	—	10	—

Total amount reclassified from Accumulated other comprehensive income (loss), net of tax(6)	(31)	2	(24)	—

Total Other comprehensive (loss) income	(370)	199	(10)	1

Balance at end of period	$(36)	$366	$1	$(5)

	Alcoa Corporation		Noncontrolling Interest
	Nine months ended September 30,		Nine months ended September 30,
	2016	2015	2016	2015
Pension and other postretirement benefits (L)
Balance at beginning of period	$(352)	$(424)	$(56)	$(64)
Establishment of defined benefit plans	(2,704)	—	—	—
Other comprehensive income:
Unrecognized net actuarial loss and prior service cost/benefit	(44)	90	—	13
Tax benefit (expense)	25	(21)	—	(1)

Total Other comprehensive (loss) income before reclassifications, net of tax	(19)	69	—	12

Amortization of net actuarial loss and prior service cost/benefit(1)	58	21	3	4
Tax expense(2)	(20)	(7)	(1)	(2)

Total amount reclassified from Accumulated other comprehensive loss, net of tax(6)	38	14	2	2

Total Other comprehensive income	19	83	2	14

Balance at end of period	$(3,037)	$(341)	$(54)	$(50)

Foreign currency translation
Balance at beginning of period	$(1,851)	$(668)	$(779)	$(351)
Other comprehensive income (loss)(3)	446	(1,357)	184	(516)

Balance at end of period	$(1,405)	$(2,025)	$(595)	$(867)

Cash flow hedges (M)
Balance at beginning of period	$603	$(224)	$(3)	$(2)
Other comprehensive (loss) income:
Net change from periodic revaluations	(779)	813	35	(4)
Tax benefit (expense)	170	(242)	(10)	1

Total Other comprehensive (loss) income before reclassifications, net of tax	(609)	571	25	(3)

Net amount reclassified to earnings:
Aluminum contracts(4)	(1)	25	—	—
Energy contracts(5)	(50)	—	(34)	—
Interest rate contracts(5)	7	—	5	—

Sub-total	(44)	25	(29)	—
Tax benefit (expense)(2)	14	(6)	8	—

Total amount reclassified from Accumulated other comprehensive income (loss), net of tax(6)	(30)	19	(21)	—

Total Other comprehensive (loss) income	(639)	590	4	(3)

Balance at end of period	$(36)	$366	$1	$(5)

(1)	These amounts were included in the computation of net periodic benefit cost for pension and other postretirement benefits (see Note L).
(2)	These amounts were included in Provision for income taxes on the accompanying Statement of Combined Operations.
(3)	In all periods presented, there were no tax impacts related to rate changes and no amounts were reclassified to earnings.
(4)	These amounts were included in Sales on the accompanying Statement of Combined Operations.
(5)	These amounts were included in Other income, net on the accompanying Statement of Combined Operations.
(6)	A positive amount indicates a corresponding charge to earnings and a negative amount indicates a corresponding benefit to earnings. These amounts were reflected on the accompanying Statement of Combined Operations in the line items indicated in footnotes 1 through 5.

B. Accumulated Other Comprehensive Loss

The following table details the activity of the three components that comprise Accumulated other comprehensive loss for both Alcoa Corporation and noncontrolling interest:

		Alcoa Corporation			Noncontrolling interest
	Note	2015	2014	2013	2015	2014	2013
Pension and other postretirement benefits	W
Balance at beginning of period		(424)	(373)	(554)	(64)	(51)	(77)
Other comprehensive income (loss):
Unrecognized net actuarial loss/gain and prior service cost/benefit		73	(109)	197	5	(22)	28
Tax (expense) benefit		(18)	35	(54)	(1)	7	(9)

Total Other comprehensive income (loss) before reclassifications, net of tax		55	(74)	143	4	(15)	19

Amortization of net actuarial loss/gain and prior service cost/benefit(1)		26	35	58	6	3	11
Tax expense(2)		(9)	(12)	(20)	(2)	(1)	(4)

Total amount reclassified from Accumulated other comprehensive loss, net of tax(5)		17	23	38	4	2	7

Total Other comprehensive income (loss)		72	(51)	181	8	(13)	26

Balance at end of period		(352)	(424)	(373)	(56)	(64)	(51)

Foreign currency translation
Balance at beginning of period		(668)	20	812	(351)	(115)	252
Other comprehensive loss(3)		(1,183)	(688)	(792)	(428)	(236)	(367)

Balance at end of period		(1,851)	(668)	20	(779)	(351)	(115)

Cash flow hedges	X
Balance at beginning of period		(224)	(304)	(485)	(2)	(2)	(5)
Other comprehensive income (loss):
Net change from periodic revaluations		1,155	78	197	(1)	—	4
Tax expense		(344)	(20)	(40)	—	—	(1)

Total Other comprehensive income (loss) before reclassifications, net of tax		811	58	157	(1)	—	3

Net amount reclassified to earnings:
Aluminum contracts(4)		21	26	30	—	—	—
Tax expense(2)		(5)	(4)	(6)	—	—	—

Total amount reclassified from Accumulated other comprehensive loss, net of tax(5)		16	22	24	—	—	—

Total Other comprehensive income (loss)		827	80	181	(1)	—	3

Balance at end of period		603	(224)	(304)	(3)	(2)	(2)

(1)	These amounts were included in the computation of net periodic benefit cost for pension and other postretirement benefits (see Note W).
(2)	These amounts were included in Provision for income taxes on the accompanying Statement of Combined Operations.
(3)	In all periods presented, there were no tax impacts related to rate changes and no amounts were reclassified to earnings.
(4)	These amounts were included in Sales on the accompanying Statement of Combined Operations.
(5)	A positive amount indicates a corresponding charge to earnings and a negative amount indicates a corresponding benefit to earnings. These amounts were reflected on the accompanying Statement of Combined Operations in the line items indicated in footnotes 1 through 4.